UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			November 10, 2004

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		38

Form 13F Information Table Value Total:	     938,670


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

AMN Healthcare Services, Inc         COMM          001744101      48375    4,048,153     SH     SOLE         4,048,153
AutoImmune Inc.                      COMM          052776101        855    1,042,800     SH     SOLE         1,042,800
Activision, Inc                      COMM          004930202      13866      999,685     SH     SOLE           999,685
The Bombay Company Inc.              COMM          097924104       6325      862,900     SH     SOLE           862,900
Biolase Technology Inc.              COMM          090911108        612       75,000     SH     SOLE            75,000
Berkshire Hathaway Inc. Class B      COMM          084670207      36246       12,625     SH     SOLE            12,625
Cameco Corporation                   COMM          13321L108     106411    1,342,900     SH     SOLE         1,342,900
Cross Country Healthcare, Inc.       COMM          227483104      55764    3,597,693     SH     SOLE         3,597,693
3Com Corporation                     COMM          885535104        366       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      24855      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2191       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       7083       99,748     SH     SOLE            99,748
El Paso Corp                         COMM          28336L109      97942   10,657,500     SH     SOLE        10,657,500
Genesis Microchip Inc.               COMM          37184C103       1420      105,200     SH     SOLE           105,200
Hanover Compressor                   COMM          410768105      70642    5,252,200     SH     SOLE         5,252,200
Impala Platinum Holdings Ltd.        COMM          6457804ZA      29731      369,693     SH     SOLE           369,693
World Fuel Services Co               COMM          981475106      18237      509,400     SH     SOLE           509,400
i2 Technologies, Inc.                COMM          465754109        117      164,800     SH     SOLE           164,800
KFX, Inc.                            COMM          48245L107      11526    1,495,000     SH     SOLE         1,495,000
Kohls Corporation                    COMM          500255104      33733      700,000     SH     SOLE           700,000
Martek Biosciences Corp              COMM          572901106       1532       31,495     SH     SOLE            31,495
MIPS Technologies Inc.               COMM          604567107       3088      541,691     SH     SOLE           541,691
National Semiconductor Corp          COMM          637640103       1822      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      33931    4,524,132     SH     SOLE         4,524,132
Occidental Petroleum Corp.           COMM          674599105      56529    1,009,800     SH     SOLE         1,009,800
PalmOne                              COMM          69713P107        196        6,424     SH     SOLE             6,424
Persistence Software, Inc.           COMM          715329207        815      146,530     SH     SOLE           146,530
PalmSource, Inc                      COMM          697154102         41        1,991     SH     SOLE             1,991
Pain Therapeutics, Inc.              COMM          69562K100      15635    2,174,603     SH     SOLE         2,174,603
PYR Energy Corporation               COMM          693677106       3961    3,634,000     SH     SOLE         3,634,000
SeaChange International, Inc.        COMM          811699107      67086    4,195,523     SH     SOLE         4,165,523
San Juan Basin Royalty Tr            COMM          798241105       8640      283,200     SH     SOLE           283,200
Questar Corporation                  COMM          748356102      41353      902,500     SH     SOLE           902,500
Talk America Holdings                COMM          87426R202       3546      678,000     SH     SOLE           678,000
VIVUS, Inc.                          COMM          928551100         46       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107      85400    7,000,000     SH     SOLE         7,000,000
XM Satellite Radio Holdings-Class A  COMM          983759101      36979    1,192,108     SH     SOLE         1,192,108
Zymogenetics Inc.                    COMM          98985T109      11772      675,000     SH     SOLE           675,000

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11/04 EDGAR FILING Form 13F